FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (979,492,255)	$ (142,013,027)	¥ (416,825,268)	¥ 393,433,738
Adjustments for:
Share-based compensation expenses	202,345,626	29,337,358	150,166,481	55,056,426
Fair value change on warrants liability				(37,851)
Amortization of discount and interest on convertible notes	23,197,049	3,363,256	120,626,467	2,923,316
Foreign exchange (gain) loss	6,301,271	913,598	6,449,136	8,319,669
Cancellation of ordinary shares	(1,876,314)	(272,040)
Consulting fees paid by issuance of shares				6,781,815
Gain from change in fair value of conversion feature derivative liability	(37,249,976)	(5,400,739)	(62,246,860)
Payment of issuance cost by issuance of shares	(2,985,626)	(432,875)		455,658
Changes in operating assets and liabilities:
Change in prepayments and other current assets	72,383,805	10,494,665	(537,076,522)	(2,877,084)
Change in accrued expenses and other current liabilities	(71,722,378)	(10,398,767)	60,345,979	(21,039,288)
Increase/(Decrease) in interest payable	1,192,955	172,962	937,328	(5,371,931)
Net cash (used in) provided by operating activities	(154,700,000)	(22,400,000)	(687,688,577)	(106,253,254)
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(248,785,539)	(36,070,512)	(141,883,073)	438,263,208
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants			1,011,476,118	47,430,195
Proceeds from the issuance of convertible note	33,704,460	4,886,687	161,588,128	3,358,369
ADS issuance fee			(3,720,691)	(7,849,390)
Net cash provided by (used in) financing activities	33,025,690	4,788,275	1,227,436,008	(310,686,195)
Effect of foreign exchange rate changes on cash and cash equivalents	144,985	21,020	(1,139,822)	259,337
Net change in cash and cash equivalents	(370,357,040)	(53,696,723)	396,724,536	21,583,096
Cash and cash equivalents, beginning of period	428,420,773
Cash and cash equivalents, end of period	58,063,733	8,418,450	428,420,773
Supplement disclosure of cash flow information:
Interest paid				47,695,297
Parent Company
Cash flows from operating activities:
Net income (loss)	(974,859,049)	(141,341,276)	(411,234,755)	397,883,388
Adjustments for:
Share-based compensation expenses	0	0	0	55,056,426
Employee share-based compensation expense	202,345,626	29,337,358	150,166,481	0
Fair value change on warrants liability	0	0	0	(37,851)
Interest expenses	0	0	120,626,467	0
Amortization of discount and interest on convertible notes	23,074,518	3,345,491	0	2,923,316
Foreign exchange (gain) loss	(166,222)	(24,100)	4,465,094	(29,578,454)
Cancellation of ordinary shares	(1,876,314)	(272,040)
Equity in loss (income) of subsidiaries and VIE	773,156,627	112,097,174	108,608,497	(410,073,394)
Consulting fees paid by issuance of shares	0	0	0	6,781,815
Gain from change in fair value of conversion feature derivative liability	(37,249,976)	(5,400,739)	(62,246,860)	0
Gain on extinguishment of convertible notes	8,135,104	1,179,479	(2,296,722)	(56,755,902)
Gain on waiver of interest-free loan	0	0	0	(34,881,000)
Payment of issuance cost by issuance of shares	0	0	0	455,658
Changes in operating assets and liabilities:
Change in prepayments and other current assets	56,226	8,152	4,033,993	(4,026,346)
Change in amounts due from intercompany	49,338,235	7,153,372	(1,192,553,035)	349,361,587
Change in accrued expenses and other current liabilities	(46,565,182)	(6,751,317)	49,376,705	(566,162)
Increase/(Decrease) in interest payable	1,192,955	172,962	937,328	0
Net cash (used in) provided by operating activities	(3,417,452)	(495,484)	(1,230,116,807)	276,543,081
Cash flows from investing activities:
Purchase of property, plant and equipment	(17,640,000)	(2,557,560)
Net cash (used in) provided by investing activities	(17,640,000)	(2,557,560)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	0	0	64,471,143	47,430,195
Proceeds from the issuance of convertible note	33,704,460	4,886,687	161,588,128	3,358,369
Purchase of other investment	22,277,084	3,229,874
ADS issuance fee	0	0	(3,720,691)	0
New issued stock to investors	0	0	1,011,476,118	0
Proceeds from disposal of other investment	15,228,067	2,207,862
Repayments of convertible notes	0	0	0	(318,929,623)
Net cash provided by (used in) financing activities	26,655,443	3,864,675	1,233,814,698	(268,141,059)
Effect of foreign exchange rate changes on cash and cash equivalents	862,449	125,045	0	0
Net change in cash and cash equivalents	6,460,440	936,676	3,697,891	8,402,022
Cash and cash equivalents, beginning of period	12,243,809	1,775,185	8,545,918	143,896
Cash and cash equivalents, end of period	18,704,249	2,711,861	12,243,809	8,545,918
Supplement disclosure of cash flow information:
Interest paid	¥ 0	$ 0	¥ 0	¥ 36,310,455